Schedule of Key Valuation Inputs (Details) (Parenthetical)	Mar. 31, 2022
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.55
Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.0723
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.130
C D Note One [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.45
C D Note One [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.050
C D Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.0870
C D Note One [Member] | Measurement Input, Conversion Price [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.235
C D Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Percentage of stream being advanced	0.0092